Financial Instruments and Fair Value Measurements	9 Months Ended
Sep. 30, 2015
Financial Instruments and Fair Value Measurements

NOTE 9    FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

Securitization arrangement

Effective during the three months ended June 30, 2015, the company entered into agreements related to its trade receivables originating in Japan with a financial institution in which the entire interest in and ownership of the receivables are sold. While the company services the receivables in its Japanese securitization arrangement, no servicing asset or liability is recognized because the company receives adequate compensation to service the sold receivables.

During the three and nine months ended September 30, 2015, sold receivables were $50 million and $104 million, respectively. Cash collections remitted to the owners of the receivables were $48 million for both the three and nine months ended September 30, 2015, respectively. The effect of currency exchange rate changes and net losses relating to the sales of receivables were immaterial.

Concentration of Credit Risk

The company engages in business with foreign governments in certain countries that have experienced deterioration in credit and economic conditions, including Greece, Spain, Portugal, Italy and Brazil. As of September 30, 2015, the company’s net accounts receivable from the public sector in Greece, Spain, Portugal and Italy totaled $97 million, of which Greece receivables represented an immaterial balance. The company also has significant accounts receivable related to its Hemobrás partnership in Brazil totaling $219 million at September 30, 2015.

Global economic conditions and liquidity issues in certain countries have resulted, and may continue to result, in delays in the collection of receivables and credit losses. While the company believes that its allowance for doubtful accounts as of September 30, 2015 is adequate, future governmental actions and customer-specific factors may require the company to re-evaluate the collectability of its receivables and the company could potentially incur additional credit losses that materially impact its results of operations.

Fair Value Measurements

The fair value hierarchy under the accounting standard for fair value measurements consists of the following three levels:

•	Level 1—Quoted prices in active markets that the company has the ability to access for identical assets or liabilities;

•	Level 2—Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuations in which all significant inputs are observable in the market; and

•	Level 3—Valuations using significant inputs that are unobservable in the market and include the use of judgment by the company’s management about the assumptions market participants would use in pricing the asset or liability.

The following tables summarize the bases used to measure financial assets and liabilities that are carried at fair value on a recurring basis in the condensed combined balance sheets:

	Balance as of September 30, 2015	Basis of fair value measurement
(in millions)		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Foreign currency derivative contracts	$19	$—	$19	$—
Interest rate contracts	20	—	20	—
Available-for-sale securities
Equity securities	67	67	—	—
Foreign government debt securities	16	—	16	—

Total assets	$122	$67	$55	$—

Liabilities
Contingent payments related to acquisitions	$445	$—	$—	$445
Foreign currency derivative contracts	6	—	6	—

Total liabilities	$451	$—	$6	$445

	Balance as of December 31, 2014	Basis of fair value measurement
(in millions)		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Available-for-sale securities
Equity securities	$71	$71	$—	$—
Foreign government debt securities	18	—	18	—
Interest rate contracts	1	—	1	—

Total assets	$90	$71	$19	$—

Liabilities
Contingent payments related to acquisitions	$518	$—	$—	$518
Interest rate contracts	2	—	2	—

Total liabilities	$520	$—	$2	$518

As of September 30, 2015, cash and equivalents of $1.3 billion included money market funds of approximately $500 million. Money market funds would be considered Level 2 in the fair value hierarchy.

For assets that are measured using quoted prices in active markets, the fair value is the published market price per unit multiplied by the number of units held, without consideration of transaction costs. The fair values of foreign government debt securities are obtained from pricing services or broker/dealers who use proprietary pricing applications, which include observable market information for like or same securities.

Contingent payments related to acquisitions consist of development, regulatory and commercial milestone payments, in addition to sales-based payments, and are valued using discounted cash flow techniques. The fair value of development, regulatory and commercial milestone payments reflects management’s expectations of probability of payment, and increases or decreases as the probability of payment or expectation of timing of payments changes. As of September 30, 2015, management’s expected weighted-average probability of payment for development, regulatory and commercial milestone payments was approximately 22%, with individual probabilities ranging from 0%-95%. The fair value of sales-based payments is based upon probability-weighted future revenue estimates, and increases or decreases as revenue estimates or expectations of timing of payments change.

The following table provides information relating to the company’s investments in available-for-sale equity securities:

(in millions)	Amortized cost	Unrealized gains	Unrealized (losses)	Fair value

September 30, 2015
Available-for-sale equity securities	$55	$19	$(7)	$67

December 31, 2014
Available-for-sale equity securities	$59	$21	$(9)	$71

The company recorded $9 million in other-than-temporary impairment charges based on the duration of losses related to two of the company’s investments during the nine months ended September 30, 2015. The company had cumulative unrealized gains on available-for-sale debt securities of $1 million as of both September 30, 2015 and December 31, 2014.

The following table is a reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which consists of contingent payments related to acquisitions:

(in millions)	Contingent payments

Fair value as of December 31, 2014	$518
Additions	—
Net gains recognized in earnings	(61)
CTA	(12)

Fair value as of September 30, 2015	$445

In 2015, the company recognized a gain of $61 million in other income, net related to a reduction of the contingent payment liabilities for certain milestones associated with the 2014 acquisition of AesRx. Refer to Note 5 for further information regarding the status of the development project acquired as part of the AesRx acquisition.

Book Values and Fair Values of Financial Instruments

In addition to the financial instruments that the company is required to recognize at fair value on the condensed combined balance sheets, the company has certain financial instruments that are recognized at historical cost or some basis other than fair value. For these financial instruments, the following table provides the values recognized on the condensed consolidated or combined balance sheets and the approximate fair values:

	Book values		Approximate fair values
(in millions)	September 30, 2015	December 31, 2014	September 30, 2015	December 31, 2014

Assets
Investments	$22	$31	$22	$31
Liabilities
Current maturities of lease obligations	2	—	2	—
Long-term debt and lease obligations	$5,277	$275	$5,467	$275

The estimated fair value of capital lease obligations is based on Level 2 inputs. Investments include certain cost method investments whose fair value is based on Level 3 inputs. The estimated fair values of long-term debt were computed by multiplying price by the notional amount of the respective debt instrument. Price is calculated using the stated terms of the respective debt instrument and yield curves commensurate with the company’s credit risk. The discount factors used in the calculations reflect the non-performance risk of the company. The carrying values of the other financial instruments approximate their fair values due to the short-term maturities of most of these assets and liabilities.

In connection with the company’s initiative to invest in early-stage products and therapies, the company increased its unfunded commitment as a limited partner in multiple investment companies to $81 million as of September 30, 2015 from $32 million as of December 31, 2014.

During the nine months ended September 30, 2015 and 2014, the company recorded $16 million and $61 million of income in other income, net related to equity method investments, which primarily represented distributions from funds that sold portfolio companies in both periods as well as gains from the sale of certain investments in 2015 and 2014.